Note 12 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Note	2022	2021	2020

Restricted Share Units and cash-settled Performance Units	12.1(a)	609	515	1,299
Caledonia Mining South Africa employee incentive scheme		–	(38)	114
		609	477	1,413
	Note	2022	2021	2020

EPUs	12.2(a)	417	–	–
Share option programs	12.2(b)	67	–	–
		484	–	–

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2022		2021
	RSUs	PUs	RSUs	PUs
Risk free rate	3.88%	3.88%	1.52%	1.52%
Fair value (USD)	12.52	12.42	12.06	11.63
Share price (USD)	12.40	12.42	11.71	11.71
Performance multiplier percentage	–	93-100%	–	93-100%
Volatility	1.29	0.91	1.20	1.06
Share units granted:	RSUs	PUs	RSUs	PUs
Grant - January 11, 2019	–	95,740	–	95,740
Grant - March 23, 2019	–	28,287	–	28,287
Grant - June 8, 2019	–	14,672	–	14,672
Grant - January 11, 2020	17,585	114,668	17,585	114,668
Grant - March 31, 2020	–	1,971	–	1,971
Grant - June 1, 2020	–	1,740	–	1,740
Grant - September 9, 2020	–	1,611	–	1,611
Grant - September 14, 2020	–	20,686	–	20,686
Grant - October 5, 2020	–	514	–	514
Grant - January 11, 2021	–	78,875	–	78,875
Grant -April 1, 2021	–	770	–	770
Grant - May 14, 2021	–	2,389	–	2,389
Grant - June 1, 2021	–	1,692	–	1,692
Grant - June 14, 2021	–	507	–	507
Grant - August 13, 2021	–	2,283	–	2,283
Grant - September 1, 2021	–	553	–	553
Grant - September 6, 2021	–	531	–	531
Grant - September 20, 2021	–	526	–	526
Grant - October 1, 2021	–	2,530	–	2,530
Grant - October 11, 2021	–	500	–	500
Grant - November 12, 2021	–	1,998	–	1,998
Grant - December 1, 2021	–	936	–	936
Grant - January 11, 2022	–	96,359	–	–
Grant - January 12, 2022	–	825	–	–
Grant - May 13, 2022	–	2,040	–	–
Grant - June 1, 2022	–	1,297	–	–
Grant - July 1, 2022	–	2,375	–	–
Grant - October 1, 2022	–	2,024	–	–
RSU dividends reinvested	1,980	–	1,066	–
Settlements/terminations	–	(254,491)	–	(30,600)
Total awards	19,565	224,408	18,651	343,379
Grant date	January 24, 2022
Number of units – at granted and reporting date	130,380
Share price (USD) – at grant date	11.50
Fair value (USD) – at grant date	10.15
Performance multiplier percentage at December 31, 2022	100%
Options granted	10,000	10,000
Grant date	February 27, 2018	September 30, 2022
Expiry date	August 25, 2024	September 30, 2029
Period option may be exercised from	February 27, 2018	September 30, 2025
Holding period on shares issued	None	First anniversary from issue date
Stock exchange	Toronto Stock Exchange	New York Stock Exchange
Exercise price	CAD 9.30	USD 9.49
Share price at grant date	CAD 9.30	USD 9.82
Risk-free interest rate	2.86%	4%
Expected stock price volatility (based on historical volatility)	32%	102%
Expected option life in years	3	3